Loans and Borrowings (Details)		12 Months Ended
	Jan. 17, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 CAD ($)	Oct. 13, 2023	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Loans and Borrowings [Line Items]
Short term loan		$ 352,814		$ 1,366,299
Interest rate, percentage	1.00%	1.00%			1.00%	1.00%		18.00%	4.00%	4.00%	1.00%
Short term net book value		$ 918,198
Long term loan				2,497,155
Long term book value		2,455,890
Interest expenses		124,205
Loan received						£ 124,890			$ 551,399	€ 500,000				$ 30,224	€ 25,000	$ 3,000,000
Loan balance				49,664
Unsecured and bears interest of per week (in Euro) | €													€ 200
matured date		January 31, 2023	January 31, 2023
Unpaid charged with late fees		$ 15,591	€ 200
Bears interest, percentage	0.75%
Accrued interest		$ 90,015		83,325
Short Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Short term loan				875,016
Interest rate, percentage		3.00%			3.00%	3.00%
Long Term Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage		3.00%			3.00%	3.00%
Long term loan				2,497,155
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest expenses		$ 8,854		138
Bears interest, percentage		18.00%	18.00%
Interest expense		$ 9,210		14,638
Accrued interest		133,083		65,820
Loan [Member]
Loans and Borrowings [Line Items]
Loan received		65,507
Holigen [Member]
Loans and Borrowings [Line Items]
Loan balance		$ 129,716		137,834
Former Related Party [Member]
Loans and Borrowings [Line Items]
Loan received												$ 30,224	€ 25,000
Additional loans	$ 48,666										€ 45,000
Arm’s Length [Member]
Loans and Borrowings [Line Items]
Loan received					$ 86,880
Bears interest, percentage		7.00%	7.00%
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received				77,450			$ 105,000
Bears interest, percentage		7.00%	7.00%
Accrued interest				96,475
Interest expense				$ 4,047
Director [Member]
Loans and Borrowings [Line Items]
Additional loans		$ 65,282
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Additional loans					$ 87,133